DEBT (Tables)	12 Months Ended
Dec. 31, 2019
DEBT
Schedule of short-term and long-term debt
The short-term and long-term debt as of December 31, 201
8
and 201
9
were as follows:

	As of December 31,
	2018	2019
Short-term debt:
Long-term bank borrowings, current portion	0	3,953
Short-term bank borrowings	948	1,256
Convertible senior notes, current portion	—	3,290

Total	948	8,499

Long-term debt:
Long-term bank borrowings, non-current portion	5,603	8,084
Convertible senior notes, non-current portion	3,209	—

Total	8,812	8,084

Schedule of contractual maturities of the group's long-term debt	The contractual maturities of the Group’s long-term debt as of December 31, 2019 were as follows:

Year Ending December 31,
2020	7,267
2021	590
2022	7,187
2023	298
2024	149
15,491